PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BONDS, INC.

                       Supplement dated March 17, 2000 to
                        Prospectus dated August 27, 1999

     Effective April 3, 2000, the reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The maximum sales charge payable on Class A Shares of the Phoenix-Goodwin California Tax Exempt Bonds, Inc. remains at 4.75%. The prospectus is hereby amended as described below.

The table under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 9 of the current prospectus is replaced in its entirety by the following:

                                                                                 SALES CHARGES AS A PERCENTAGE OF
                                                                                 --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE           NET AMOUNT INVESTED
---------------------------------------                                      --------------           -------------------
Under $50,000                                                                     4.75%                      4.99%
$50,000 but under $100,000                                                        4.50%                      4.71%
$100,000 but under $250,000                                                       3.50%                      3.63%
$250,000 but under $500,000                                                       2.75%                      2.83%
$500,000 but under $1,000,000                                                     2.00%                      2.04%
$1,000,000 or more                                                                None                       None


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.

PXP 692/SC (3/00)

                PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BONDS, INC.

                       Supplement dated March 17, 2000 to
           Statement of Additional Information dated August 27, 1999
                        as supplemented January 10, 2000

     Effective April 3, 2000, the reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The maximum sales charge payable on Class A Shares of the Phoenix-Goodwin California Tax Exempt Bonds, Inc. remains at 4.75%. The Statement of Additional Information is hereby amended as described below.

The table under the heading "Dealer Concessions" on page 21 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                      SALES CHARGES AS A PERCENTAGE OF               DEALER DISCOUNT AS A
                                                      --------------------------------               --------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE             OFFERING PRICE     NET AMOUNT INVESTED        PERCENTAGEOF OFFERING PRICE
---------------------------------------             --------------     -------------------        ---------------------------
Under $50,000                                           4.75%                  4.99%                         4.25%
$50,000 but under $100,000                              4.50%                  4.71%                         4.00%
$100,000 but under $250,000                             3.50%                  3.63%                         3.00%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 692B/SC (3/00)